UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date October 15, 2010
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $212,316,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     6851    79006 SH       Sole                    54755             24251
Abbott Labs                    COM              002824100     3586    68640 SH       Sole                    49340             19300
Adobe Systems                  COM              00724F101     3611   138105 SH       Sole                    99505             38600
Altria Group                   COM              02209S103      216     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103     7242   172306 SH       Sole                   120160             52146
Becton, Dickinson & Co         COM              075887109     3629    48968 SH       Sole                    35213             13755
Berkshire Hathaway B New       COM              084670702     3606    43610 SH       Sole                    31210             12400
Bristol-Myers Squibb           COM              110122108      278    10265 SH       Sole                     3640              6625
Brown-Forman Cl B              COM              115637209     4069    66015 SH       Sole                    44790             21225
C. R. Bard                     COM              067383109     3494    42910 SH       Sole                    30890             12020
C.H. Robinson Worldwide        COM              12541W209     4308    61615 SH       Sole                    45070             16545
Cisco Systems                  COM              17275R102     3526   160995 SH       Sole                   120690             40305
Coca-Cola                      COM              191216100     7984   136430 SH       Sole                    98103             38326
Cognizant Tech Solutions       COM              192446102     1476    22895 SH       Sole                    20725              2170
Colgate-Palmolive              COM              194162103     3462    45040 SH       Sole                    31320             13720
Diageo PLC                     COM              25243Q205      261     3780 SH       Sole                     1475              2305
Dionex Corp                    COM              254546104     4137    47865 SH       Sole                    34140             13725
Expeditors Int'l of WA         COM              302130109      553    11970 SH       Sole                    11925                45
FactSet Research Sys           COM              303075105     4122    50810 SH       Sole                    34705             16105
General Dynamics               COM              369550108     5600    89155 SH       Sole                    63825             25330
Int'l Business Machines        COM              459200101     7497    55886 SH       Sole                    40201             15685
Johnson & Johnson              COM              478160104     7261   117191 SH       Sole                    85590             31601
Kellogg Company                COM              487836108     3655    72365 SH       Sole                    51835             20530
McCormick & Co                 COM              579780206     3888    92480 SH       Sole                    65815             26665
McDonalds                      COM              580135101     8083   108480 SH       Sole                    76525             31955
Medtronic                      COM              585055106     6525   194320 SH       Sole                   140440             53880
Microsoft                      COM              594918104     6866   280348 SH       Sole                   199722             80626
NIKE                           COM              654106103     6108    76210 SH       Sole                    47960             28250
Nestle SA Spons ADR            COM              641069406     7896   147357 SH       Sole                   107517             39840
Novo Nordisk ADR               COM              670100205     9624    97770 SH       Sole                    69005             28765
Omnicom Group                  COM              681919106     7423   188019 SH       Sole                   134828             53191
Oracle                         COM              68389X105     7936   295569 SH       Sole                   209326             86243
Paychex                        COM              704326107     3903   141970 SH       Sole                    99785             42185
Pepsico                        COM              713448108      835    12562 SH       Sole                     9612              2950
Procter & Gamble               COM              742718109     7142   119091 SH       Sole                    84591             34500
Southern Copper Corp           COM              84265V105      532    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      277    12280 SH       Sole                     4300              7980
Stryker                        COM              863667101     7273   145310 SH       Sole                   102520             42790
Sysco Corp                     COM              871829107     6931   243015 SH       Sole                   173855             69160
Total System Services          COM              891906109     1686   110610 SH       Sole                    94610             16000
Tupperware                     COM              899896104      215     4700 SH       Sole                     3000              1700
United Technologies            COM              913017109     3539    49685 SH       Sole                    35809             13876
Varian Medical Systems         COM              92220P105     4033    66660 SH       Sole                    48580             18080
Wal-Mart Stores                COM              931142103     7042   131571 SH       Sole                    94135             37436
Kinder Morgan Energy Prtns LP  ETP              494550106      244     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      296     3950 SH       Sole                     2050              1900
Plains All American Pipeline L ETP              726503105      195     3100 SH       Sole                     2400               700
Annaly Capital Mgmt            REIT             035710409      239    13575 SH       Sole                     5100              8475
SPDR Gold Trust                ETF              78463V107     6447    50400 SH       Sole                    36220             14180
iShares Silver Trust           ETF              46428Q109     6714   315040 SH       Sole                   229050             85990

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